Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue		$ 11,259,716	$ 12,736,547	$ 35,370,503	$ 39,901,966
Cost of revenue		(8,124,542)	(8,597,348)	(24,030,794)	(26,692,493)
Gross profit		3,135,174	4,139,199	11,339,709	13,209,473
Selling expenses		3,649	3,736	13,408	22,635
General and administrative expenses		19,061,439	6,450,397	30,026,776	18,823,918
Loss from operations		(15,929,914)	(2,314,934)	(18,700,475)	(5,637,080)
Other income:
Finance costs, net		(3,855,555)	(1,496,968)	(7,682,277)	(4,651,844)
Other income		15,010,449	241,300	15,548,629	363,021
Other expenses		(160,362)	(18,078)	(200,096)	(65,542)
Loss before income tax		(4,935,382)	(3,588,680)	(11,034,219)	(9,991,445)
Income tax expense		(86,043)	(226,432)	(226,472)	(455,652)
Net loss		(5,021,425)	(3,815,112)	(11,260,691)	(10,447,097)
Net income attributable to non-controlling interests		60,419	(15,333)	(549,476)	(464,162)
Net loss attributable to Seamless Group Inc.		$ (4,961,006)	$ (3,830,445)	$ (11,810,167)	$ (10,911,259)
Shares used in loss per share computation, basic	[1]	38,163,168	33,980,753	35,374,891	33,980,753
Shares used in loss per share computation, diluted	[1]	38,163,168	33,980,753	35,374,891	33,980,753
Loss per share, basic	[1]	$ (0.13)	$ (0.11)	$ (0.33)	$ (0.32)
Loss per share,diluted	[1]	$ (0.13)	$ (0.11)	$ (0.33)	$ (0.32)
Other comprehensive income (loss):
Foreign currency translation adjustments		$ (72,055)	$ (15,613)	$ (190,023)	$ 388,513
Total comprehensive loss		(5,093,480)	(3,830,725)	(11,450,714)	(10,058,584)
Total comprehensive income attributable to non-controlling interests		18,291	(5,128)	(606,404)	(449,339)
Total comprehensive loss attributable to Seamless Group Inc.		$ (5,075,189)	$ (3,835,853)	$ (12,057,118)	$ (10,507,923)
InFint Acquisition Corporation [Member]
Formation and operating costs						$ 1,819,312	$ 3,756,538
Administrative expenses from related party						208,395	287,618
Loss from operations						(2,027,707)	(4,044,156)
Other income:
Interest earned on marketable securities held in Trust Account						5,175,207	2,932,192
Net loss						3,147,500	(1,111,964)
InFint Acquisition Corporation [Member] | Common Class A [Member]
Other income:
Net loss						$ (2,003,234)	$ 860,883
Shares used in loss per share computation, basic						10,024,516	19,999,880
Shares used in loss per share computation, diluted						10,024,516	19,999,880
Loss per share, basic						$ 0.20	$ (0.04)
Loss per share,diluted						$ 0.20	$ (0.04)
InFint Acquisition Corporation [Member] | Common Class B [Member]
Other income:
Net loss						$ (1,165,646)	$ 251,081
Shares used in loss per share computation, basic						5,833,083	5,833,083
Shares used in loss per share computation, diluted						5,833,083	5,833,083
Loss per share, basic						$ 0.20	$ (0.04)
Loss per share,diluted						$ 0.20	$ (0.04)
Seamless Group Inc [Member]
Revenue						$ 53,255,361	$ 55,500,917
Cost of revenue						(35,899,057)	(39,880,947)
Gross profit						17,356,304	15,619,970
Selling expenses						25,880	95,174
General and administrative expenses						23,976,209	25,539,467
Loss from operations						(6,645,785)	(10,014,671)
Other income:
Finance costs, net						(8,002,552)	(8,200,112)
Other income						839,606	3,405,486
Other expenses						(85,574)	(802,634)
Loss before income tax						(13,894,305)	(15,611,931)
Income tax expense						(523,481)	(113,782)
Net loss						(14,417,786)	(15,725,713)	[2]
Net income attributable to non-controlling interests						(888,764)	(952,422)
Net loss attributable to Seamless Group Inc.						$ (15,306,550)	$ (16,678,135)
Shares used in loss per share computation, basic						58,030,000	58,030,000
Shares used in loss per share computation, diluted						58,030,000	58,030,000
Loss per share, basic						$ (0.26)	$ (0.29)
Loss per share,diluted						$ (0.26)	$ (0.29)
Other comprehensive income (loss):
Foreign currency translation adjustments						$ 10,608	$ 2,402
Total comprehensive loss						(14,407,178)	(15,723,311)
Total comprehensive income attributable to non-controlling interests						(871,614)	(966,184)
Total comprehensive loss attributable to Seamless Group Inc.						$ (15,278,792)	$ (16,689,495)

[1]	Retrospectively restated to reflect Reverse Recapitalization - see Note 2.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.